Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Letters of Credit
As of March 31, 2013, Piedmont was subject to the following letters of credit, which reduce the total outstanding capacity under its $500 Million Unsecured Line of Credit:

Amount	Expiration of Letter of Credit (1)
$10,000,000	July 2013
$9,033,164	July 2013
$382,556	July 2013

(1)	These letter of credit agreements automatically renew for consecutive, one-year periods each anniversary, subject to the satisfaction of the credit obligation and certain other limitations.